SCUDDER
                                                                     INVESTMENTS




Scudder Growth and Income               Scudder Target 2010 Fund
  Fund                                  Scudder Target 2011 Fund
Scudder Retirement Fund --              Scudder Target 2012 Fund
  Series VI                             Scudder Target 2013 Fund
Scudder Retirement Fund --              Scudder Target 2014 Fund
  Series VII


Supplement to the currently effective prospectuses of each of the listed funds

--------------------------------------------------------------------------------

The following information revises similar disclosure for each of the above funds in "The portfolio managers" section of the prospectuses:

The following people handle the day-to-day management of each fund:

Theresa Gusman                           Gregory Y. Sivin, CFA
Managing Director of Deutsche Asset      Vice President of Deutsche Asset
Management and Lead Portfolio            Management and Portfolio Manager
Manager of the funds.                    of the funds.
 o Joined Deutsche Asset Management       o   Joined Deutsche Asset Management
   in 1995 and the funds in 2005.             in 2000 and the funds in 2005.
 o Head of Americas Large Cap Core        o   Head of the equity portfolio
   Team and Global Commodities Team:          analytics team for active equity:
   New York.                                  New York.
 o Over 22 years of investment            o   Previously, six years of
   industry experience.                       experience as senior
 o BA, State University of New York           associate/quantitative analyst of
   -- Stony Brook.                            small cap research for Prudential
                                              Securities, group
Sal Bruno                                     coordinator/research analyst in
Director of Deutsche Asset Management         the investment banking division
and Portfolio Manager of the funds.           for Goldman Sachs & Co. and
 o Joined Deutsche Asset Management           senior actuarial assistant in the
   in 1991 and the funds in 2005.             commercial property group for
 o Portfolio Manager for Large Cap            Insurance Services Office.
   Core Equity: New York.                 o   BS, State University of New York
 o BS, Cornell University; MBA, New           --  Stony Brook.
   York University, Stern School of
   Business.





               Please Retain This Supplement for Future Reference




September 19, 2005